RESTRUCTURING AND RELATED ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND RELATED ACTIVITIES

18. RESTRUCTURING AND RELATED ACTIVITIES

On August 30, 2021, the Company approved a restructuring plan to reduce operating expenses and better align its workforce with the needs of its business following receipt of the CRL from the FDA regarding the BLA for Vicineum for the treatment of BCG-unresponsive NMIBC (the “2021 Restructuring Plan”).

The 2021 Restructuring Plan included a reduction in the Company’s workforce by 18 positions (or approximately 35% of the Company’s workforce as of the date of the 2021 Restructuring Plan), as well as additional cost-saving initiatives intended to preserve capital while the Company continues development of Vicineum. The following is a summary of accrued restructuring costs related to the 2021 Restructuring Plan, (in thousands):

Balance as of December 31, 2021	$1,497
Cash payments	(1,103)
Balance at June 30, 2022	$394

The Company expects that substantially all of the accrued restructuring costs as of June 30, 2022 will be paid in cash by the end of September 2022.

Subsequent to June 30, 2022, the Company approved a restructuring plan to reduce operating expenses and better align its workforce with the needs of its business following the decision to voluntarily pause further development of Vicineum in the US. See further discussion in Note 19. “Subsequent Events.”

19. RESTRUCTURING AND RELATED ACTIVITIES

On August 30, 2021, the Company approved a restructuring plan to reduce operating expenses and better align its workforce with the needs of its business following receipt of the CRL from the FDA regarding the BLA for Vicineum for the treatment of BCG-unresponsive NMIBC (the “Restructuring Plan”).

The Restructuring Plan included a reduction in the Company’s workforce by 18 positions (or approximately 35% of the Company’s workforce as of the date of the Restructuring Plan), as well as additional cost-saving initiatives intended to preserve capital while the Company continues development of Vicineum. The following is a summary of accrued restructuring costs related to the Restructuring Plan:

December 31, 2021
(in thousands)
Severance and benefits costs	$2,792
Contract termination costs	2,736
Other restructuring costs	—
Total restructuring costs	$5,528
Cash payments	(4,031)
Balance at December 31, 2021	$1,497

Restructuring costs related to the Restructuring Plan were recorded in operating expenses in the Company’s Consolidated Statements of Operations and Comprehensive Loss in the year ended December 31, 2021. The Company expects that substantially all of the accrued restructuring costs as of December 31, 2021 will be paid in cash by the end of September 2022.